UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rajiv J. Chaudhri
Title:  Managing Member
Phone:  (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri               New York, NY            November 11, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $62,254,830


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE


COLUMN 1            COLUMN 2        COLUMN 3     COLUMN 4     COLUMN 5               COLUMN 6    COLUMN 7      COLUMN 8

                                                              SHRS OR     SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS  CUSIP        VALUE        PRN AMT     PRN CALL   DISCRETION  MANAGER    SOLE      SHARED   NONE

America Online      Common          00184A105    $6,044,000   400,000     SH         Sole        None       400,000
Adobe               Common          00724F101    $3,348,150    85,000     SH         Sole        None        85,000
BEA Sys Inc.        Common          073325102    $4,214,000   350,000     SH         Sole        None       350,000
Brocade             Common          111621108    $  417,600    80,000     SH         Sole        None        80,000
Cisco               Common          17275R102    $4,544,880   232,000     SH         Sole        None       232,000
Amdocs Ltd.         ORD             G02602103    $  545,200    29,000     SH         Sole        None        29,000
eBay                Common          278642103    $5,417,640   101,000     SH         Sole        None       101,000
EMC Corp. Mass.     Common          268648102    $3,258,540   258,000     SH         Sole        None       258,000
Extreme Networks    Common          30226D106    $  334,960    53,000     SH         Sole        None        53,000
Interactive Corp    Common          45840Q101    $2,090,340    63,000     SH         Sole        None        63,000
IBM                 Common          459200101    $2,119,920    24,000     SH         Sole        None        24,000
Juniper Networks    Common          48203R104    $1,875,000   125,000     SH         Sole        None       125,000
Motorola            Common          620076109    $2,760,450   231,000     SH         Sole        None       231,000
Network Assocs. Inc.Common          640938106    $2,284,160   166,000     SH         Sole        None       166,000
Nokia Corp.         Sponsored ADR   654902204    $2,402,400   154,000     SH         Sole        None       154,000
Overture Svs. Inc.  Common          69039R100    $3,159,600   120,000     SH         Sole        None       120,000
Qualcomm Inc.       Common          747525103    $3,583,620    86,000     SH         Sole        None        86,000
Research in
 Motion Ltd.        Common          760975102    $1,910,000    50,000     SH         Sole        None        50,000
SAP                 Sponsored ADR   803054204    $3,679,610   121,000     SH         Sole        None       121,000
Veritas Soft-
 ware Co.           Common          923436109    $3,593,280   114,000     SH         Sole        None       114,000
Yahoo Inc.          Common          984332106    $4,671,480   132,000     SH         Sole        None       132,000


02075.0001 #441859